Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Short-term bank deposits maturities	3 months
Deferred offering costs	$ 366
Leases term	12 months
Estimated useful lives	10 years
Tax benefit percentage	50.00%
Allowance for returns	$ 35	$ 35
Sales and marketing expenses	$ 1,163	$ 1,211	$ 371
Monthly contribution percentage	8.33%